Prepaid Expenses and Other Current Assets (Tables)	12 Months Ended
Dec. 31, 2023
Prepaid Expenses and Other Current Assets [Abstract]
Schedule of Prepaid Expenses
	December 31,
	2023	2022
Institutions	37	247
Prepaid expenses	330	438
	367	685